Consolidated Statement of Cash Flows - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Operations
Net loss for the year	$ (3,085,195)	$ (16,972,421)
Adjustments for:
Bonus expense	46,500
Depreciation	29,608	45,384
Finance cost	8,237	243,741
Foreign exchange	(119,928)	(272,909)
Gain on disposal of equipment		(137,294)
Interest income	(80,052)	(1,184,522)
Reclamation provision		77,287
Restructuring payment	91,094
Share-based compensation	630,626	2,285,246
Write-off of mineral property interests	36,722
Write-off of receivables	86,540	182,052
Net changes in non-cash working capital items:
Receivables	(81,965)	(59,471)
Value-added tax receivable	(6,454)	(448,388)
Prepaid and other	(11,268)	(186,024)
Accounts payable and accrued liabilities	3,078	2,145,243
Reclamation provision settlement		(5,569)
Net cash generated in operating activities	(2,452,457)	(14,287,645)
Financing
Proceeds from bought deal equity financing, net of share issue costs paid	12,188,380	119,858,822
Finance costs paid		(213,367)
Payment of lease liabilities		(1,048)
Proceeds from exercise of options		86,600
Proceeds from exercise of warrants	3,750	860,205
Net cash provided by (used in) financing activities	12,192,130	120,591,212
Investing
Mineral property interest	(36,722)	(27,626)
Milestone payment under acquisition agreement with SSR Mining		(1,701,500)
Interest income received	9,680	1,184,522
Property and equipment	(31,543)	(204,155)
Proceeds from disposal of equipment	7,774	137,294
Acquisition of Reliant Ventures S.A.C.	(7,158,514)
Cash acquired on purchase of Reliant Ventures S.A.C.	109,676
Net cash (used in) provided by investing activities	(7,099,649)	(611,465)
Effect of exchange rate changes on cash and cash equivalents	(368,832)	5,019
Increase in cash and cash equivalents	2,271,192	105,697,121
Cash and cash equivalents, beginning of the year	229,702	2,500,894
Cash and cash equivalents, end of the year	$ 2,500,894	$ 108,198,015